Note 37 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Operating Income and Expenses
Change in inventories	€ 165	€ 266
Of which: Real estate companies Expenses	143	218
Rest of other operating expenses	727	679
Total Other operating expenses (Income Statement)	€ (893)	€ (945)